Certain risks and concentration	12 Months Ended
Dec. 31, 2022
Certain risks and concentration
Certain risks and concentration

4. Certain risks and concentration

(a)    Credit and concentration risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, short-term investment, amounts due from related parties and prepayments and other current assets. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheets dates.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents, restricted cash and short-term investments which are held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries and VIEs are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

Accounts receivables are typically unsecured and are primarily derived from revenue earned from mobile device charging provided for individuals and advertising services provided to customers. The following table summarized customers with greater than 10% of the account receivables:

	As of December 31,
	2021	2022
Customer A	17%	11%
Customer B	*	21%
Customer C	*	12%
*	Less than 10%

ZMI (Hong Kong) International Company Limited (“ZMI”), a related party of the Group (Note 15), accounted for 40% and 4% of purchases for the years ended December 31, 2021 and 2022, respectively. In addition, supplier A, a third party of the Group, accounted for 17% and 21% of purchases for the year ended December 31, 2021 and 2022, respectively. Supplier B, a third party of the Group, accounted for less than 10% and 12% of purchases for the years ended December 31, 2021 and 2022, respectively.

(b)    Foreign currency risk

For Group’s PRC entities, the operating transactions and its assets and liabilities are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of RMB is subject to changes influenced by central government policies, and international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Group in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

(c)    Foreign currency exchange rate risk

The Group is exposed to foreign currency exchange rate risk, which mainly affects the monetary assets denominated in the currencies other than the functional currencies of the respective entities. As of December 31, 2021 and 2022, such affected monetary assets primarily included cash and cash equivalents and restricted cash denominated in US$. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. While the international reaction to the RMB appreciation has generally been positive, there remains significant international pressure on the PRC government to adopt an even more flexible currency policy, which could result in a further and more significant appreciation of the RMB against other currencies.

(d)    Impact of COVID-19

Since 2020, in response to the outbreak of the novel strain of the coronavirus, COVID-19 (the “COVID-19 pandemic”), as well as its new variants, Chinese government has implemented, and continues to implement, a variety of restricted measures to reduce the spread of COVID-19. These measures have had adverse effect on the Group’s consumer behaviors, ability to expand points of interest coverage, workforce and operations. These COVID-19 outbreaks were generally followed by a significant drop in offline foot traffic as people were more likely to stay at home and the Group’s location partners were required to temporarily shut down due to measures implemented by the government, which negatively impacted the Group’s points of interest coverage and financial performance.

Starting in December 2022, most of the travel restrictions and quarantine requirements in China were lifted. Even though there have been improvements in the economic and operating conditions for the Group’s business since the outset of the COVID-19 pandemic, the Group cannot predict the long-term effects of the pandemic on its business at this time.